Securities	12 Months Ended
Dec. 31, 2020
Securities [Abstract]
Securities

NOTE 3 – SECURITIES

The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at December 31, 2020 and December 31, 2019 and the corresponding amounts of unrealized gains and losses recognized in accumulated other comprehensive income (loss):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2020
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$8,517	$119	$-	$8,636
Mortgage-backed securities - residential	62	3	-	65
Total	$8,579	$122	$-	$8,701

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$7,986	$32	$1	$8,017
Mortgage-backed securities - residential	126	4	-	130
Collateralized mortgage obligations	27	-	-	27
Total	$8,139	$36	$1	$8,174

There was no other-than-temporary impairment recognized in accumulated other comprehensive income (loss) for securities available for sale at December 31, 2020 or December 31, 2019.

There were no sales of securities during the years ended December 31, 2020 or December 31, 2019.

The amortized cost and fair value of debt securities at December 31, 2020 and December 31, 2019 are shown in the table below by contractual maturity.  Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties.  Securities not due at a single maturity date are shown separately.

	December 31, 2020		December 31, 2019
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$5,011	$5,033	$5,001	$5,000
Due from one to five years	3,506	3,603	2,985	3,017
Mortgage-backed securities - residential	62	65	126	130
Collateralized mortgage obligations	-	-	27	27
Total	$8,579	$8,701	$8,139	$8,174

Fair value of securities pledged was as follows:

	2020	2019
Pledged as collateral for:
FHLB advances	$1,017	$3,074
Public deposits	3,060	2,015
Mortgage banking derivatives	3,016	1,500
Interest-rate swaps	-	77
Total	$7,093	$6,666

At year end 2020 and 2019, there were no holdings of securities of any one issuer, other than U.S. Treasuries and U.S. government-sponsored entities and agencies, in an amount greater than 10% of stockholders’ equity.

There were no securities with unrealized losses at December 31, 2020.

The following table summarizes securities with unrealized losses at December 31, 2019 aggregated by major security type and length of time in a continuous unrealized loss position.

December 31, 2019	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury (1)	$499	$-	$2,501	$1	$3,000	$1
Total temporarily impaired	$499	$-	$2,501	$1	$3,000	$1

(1)	Unrealized loss is less than $1 resulting in rounding to zero

The unrealized losses in U.S. Treasuries at December 31, 2019 were related to multiple securities.  Because the decline in fair value was attributable to changes in market conditions, and not credit quality, and because the Company did not have the intent to sell these securities and would unlikely be required to sell these securities before their anticipated recovery, the Company did not consider these securities to be other-than-temporarily impaired at December 31, 2019.

Equity securities totaled $5.0 million at December 31, 2020 and $0 at December 31, 2019.  The increase was due to a purchase of preferred stock during the fourth quarter of 2020.